J. & W. Seligman & Co.
                                  Incorporated



                                                  January 29, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Seligman Municipal Fund Series, Inc. (the "Fund")
         Post-Effective Amendment No. 37
         File Nos. 2-86008 and 811-3828

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 26, 2001.

     If you  have  any  questions,  please  contact  the  undersigned  at  (212)
850-1375.


                                          Very truly yours,

                                          /s/Jennifer G. Muzzey

                                           Jennifer G. Muzzey
                                           Legal Assistant




             100 Park Avenue New York, New York 10017 (212) 850-1864